Leases - Summary of Quantitative Information about Right of Use Assets (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Beginning balance		$ 52,707	$ 16,969
Additions	$ 39,800	12,599	51,644
Depreciation		(15,706)	(15,906)
Ending balance		$ 49,600	$ 52,707